February 12, 2007                                              Katharine Crost
                                                               (212) 506-5070
                                                               kcrost@orrick.com

Max A. Webb, Esq., Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.

Washington, D.C.  20549

Re:      Residential Accredit Loans, Inc.
         EDGAR S-3 Registration Statement filed February 12, 2007
         --------------------------------------------------------

Dear Mr. Webb,

On behalf of Residential Accredit Loans, Inc. (the "Depositor"), we have caused to be filed with you electronically on EDGAR the above-referenced Registration Statement on Form S-3 (the "RALI Registration Statement").

Two courtesy copies of the RALI Registration Statement in printed format are being forwarded to your attention. The form of prospectus supplement and the base prospectus contained in the courtesy copies have been marked to indicate changes from the Depositor's prior registration statement on Form S-3 (Registration Statement No. 333-131213) that became effective on March 3, 2006. As you will note from the marked copy, the revisions in the base prospectus relate primarily to (i) the change in form of organization of the sponsor, the master servicer and certain other affiliated entities, (ii) disclosure relating to exchangeable certificates, (iii) the mechanics regarding delivery of certain mortgage loan documents, (iv) certain tax disclosure and (v) certain ERISA disclosure. Please note that we are aware of comments that the Commission has made previously with respect to disclosure regarding exchangeable securities and we have considered those comments in preparing the RALI Registration Statement. The courtesy copies also contain each of the exhibits to the RALI Registration Statement being filed herewith.

We have been advised that payment of the filing fee in the amount of $107 has been made to the Securities and Exchange Commission (the "Commission") by the Depositor on February 8, 2007.

Please be advised that the sponsor under the RALI Registration Statement is Residential Funding Company, LLC ("RFC"). RFC was a participant in the Commission's Regulation AB pilot program and we believe the comment process with respect to the RALI Registration Statement was completed to the satisfaction of the Commission.

If you have any questions regarding this filing, please do not hesitate to contact Julianne Linder at (952) 857-6463 or the undersigned at the number indicated above.

                                                 Very truly yours,

                                                 /s/ Katharine Crost

                                                 Katharine Crost

cc (w/copies):
         Kenneth Whyburn
         Julianne Linder (RFC internal counsel)
         Marguerite Steffes
         Paul Jorissen